UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund

Schedule of Investments

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 97.4%
	Basic Materials – 3.4%
19,206	Barrick Gold Corp.[1]	$200,126
3,098	Carpenter Technology Corp.	184,858
3,474	Celanese Corp.	405,867
8,052	DowDuPont, Inc.	564,687
		1,355,538
	Communications – 13.6%
507	Alphabet, Inc. - Class A*	624,523
169	Alphabet, Inc. - Class C*	205,874
523	Amazon.com, Inc.*	1,052,647
5,531	AT&T, Inc.	176,660
11,147	Ciena Corp.*	352,022
15,685	Cisco Systems, Inc.	749,272
11,767	eBay, Inc.*	407,256
5,696	Nice Ltd. - ADR* 1	658,401
3,568	Proofpoint, Inc.*	423,343
5,790	T-Mobile US, Inc.*	382,372
4,424	Walt Disney Co.	495,577
		5,527,947
	Consumer, Cyclical – 9.7%
3,724	Best Buy Co., Inc.	296,281
3,023	Brunswick Corp.	200,788
2,668	Callaway Golf Co.	60,857
532	Churchill Downs, Inc.	150,343
3,943	Fastenal Co.	230,113
3,926	Home Depot, Inc.	788,223
2,548	NIKE, Inc. - Class B	209,446
3,599	Planet Fitness, Inc. - Class A*	184,881
3,724	Ralph Lauren Corp.	494,584
6,622	Starbucks Corp.	353,946
3,917	Target Corp.	342,738
752	Vail Resorts, Inc.	224,134
1,628	WABCO Holdings, Inc.*	200,374
1,970	Walmart, Inc.	188,844
		3,925,552
	Consumer, Non-cyclical – 21.2%
2,848	Amedisys, Inc.*	356,028
2,254	Amgen, Inc.	450,372
9,480	Baxter International, Inc.	705,028
1,702	Biogen, Inc.*	601,640
4,777	Colgate-Palmolive Co.	317,240
2,783	Danaher Corp.	288,152
1,403	Edwards Lifesciences Corp.*	202,369

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
2,347	Euronet Worldwide, Inc.*	$229,537
4,319	Hershey Co.	434,146
4,507	Johnson & Johnson	607,048
1,818	Laboratory Corp. of America Holdings*	314,278
10,780	Merck & Co., Inc.	739,400
6,322	PepsiCo, Inc.	708,127
12,830	Pfizer, Inc.	532,702
7,949	Procter & Gamble Co.	659,369
7,978	Sabre Corp.	208,305
1,122	Stryker Corp.	190,100
2,540	TriNet Group, Inc.*	150,038
3,476	UnitedHealth Group, Inc.	933,167
		8,627,046
	Energy – 4.3%
5,915	Chevron Corp.	700,691
1,909	Diamondback Energy, Inc.	231,142
12,061	Royal Dutch Shell PLC - Class B - ADR[1]	812,670
		1,744,503
	Financial – 14.9%
7,683	American Express Co.	814,244
1,440	Assurant, Inc.	148,061
19,000	Bank of America Corp.	587,670
1,087	BlackRock, Inc.	520,738
14,366	Citizens Financial Group, Inc.	591,304
2,723	Crown Castle International Corp. - REIT	310,504
8,449	Hartford Financial Services Group, Inc.	425,576
8,512	Hospitality Properties Trust - REIT	246,763
3,823	Intercontinental Exchange, Inc.	291,427
5,070	JPMorgan Chase & Co.	580,921
4,851	Marsh & McLennan Cos., Inc.	410,540
4,148	MetLife, Inc.	190,352
13,000	Senior Housing Properties Trust - REIT	248,430
4,037	SunTrust Banks, Inc.	296,962
3,045	Travelers Cos., Inc.	400,722
		6,064,214
	Industrial – 12.6%
3,932	A.O. Smith Corp.	228,371
2,942	Caterpillar, Inc.	408,497
783	Eagle Materials, Inc.	72,294
2,379	FedEx Corp.	580,357
5,915	Granite Construction, Inc.	270,197
10,103	Heartland Express, Inc.	206,606

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrial (Continued)
4,507	Honeywell International, Inc.	$716,883
1,567	Lockheed Martin Corp.	502,083
4,438	National Instruments Corp.	211,915
3,255	Raytheon Co.	649,177
6,290	Republic Services, Inc.	461,434
1,190	Rockwell Automation, Inc.	215,342
4,876	Trimble, Inc.*	205,280
2,285	Woodward, Inc.	184,080
2,880	Xylem, Inc.	218,621
		5,131,137
	Technology – 14.6%
2,973	Accenture PLC - Class A1	502,645
4,388	Apple, Inc.	998,841
12,611	Fortinet, Inc.*	1,056,297
12,830	Intel Corp.	621,357
2,003	Lam Research Corp.	346,699
11,084	Micron Technology, Inc.*	582,132
7,010	Microsoft Corp.	787,433
6,903	NetApp, Inc.	599,250
2,731	Synopsys, Inc.*	278,944
2,862	Virtusa Corp.*	166,740
		5,940,338
	Utilities – 3.1%
2,441	American Electric Power Co., Inc.	175,093
3,599	American States Water Co.	217,488
13,049	California Water Service Group	536,966
4,945	Hawaiian Electric Industries, Inc.	174,410
6,165	NiSource, Inc.	166,886
		1,270,843
	Total Common Stocks (Cost $28,524,386)	39,587,118

Principal Amount
	Short-Term Investments – 2.8%
$1,151,906	UMB Money Market Fiduciary, 0.25%[2]	1,151,906
	Total Short-Term Investments (Cost $1,151,906)	1,151,906

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Value
Total Investments – 100.2% (Cost $29,676,292)	$40,739,024
Liabilities in Excess of Other Assets – (0.2)%	(64,202)
Total Net Assets – 100.0%	$40,674,822

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund

Schedule of Investments

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 90.0%
	Basic Materials – 3.5%
402	Air Products & Chemicals, Inc.[1]	$66,849
1,098	Alcoa Corp.*	49,048
1,523	Ashland Global Holdings, Inc.[1]	128,237
5,509	Commercial Metals Co.[1]	118,994
1,647	Domtar Corp.	83,832
6,750	Nexa Resources S.A.[2]	81,337
		528,297
	Communications – 4.1%
5,048	Altice USA, Inc.	90,460
1,898	Scholastic Corp.	79,792
2,926	Sinclair Broadcast Group, Inc. - Class A1	84,708
3,424	Sohu.com Ltd. - ADR* 1, 2	73,102
2,869	Twitter, Inc.*	100,931
3,860	Viacom, Inc. - Class B1	113,021
17,180	Windstream Holdings, Inc.*	80,918
		622,932
	Consumer, Cyclical – 16.5%
1,617	Abercrombie & Fitch Co. - Class A	35,040
5,318	AV Homes, Inc.*	114,071
11,732	BBX Capital Corp.	87,169
4,234	Bed Bath & Beyond, Inc.	75,958
2,758	Big Lots, Inc.[1]	118,732
1,635	BJ's Restaurants, Inc.	123,769
2,296	Brinker International, Inc.[1]	101,667
3,432	Core-Mark Holding Co., Inc.[1]	122,763
992	Deckers Outdoor Corp.* 1	120,865
11,297	Del Frisco's Restaurant Group, Inc.* 1	106,757
1,213	Dillard's, Inc. - Class A1	95,318
5,322	Express, Inc.*	59,713
9,981	Ford Motor Co.[1]	94,620
3,382	Fossil Group, Inc.*	76,670
5,623	International Game Technology PLC[1,2]	118,308
9,881	Kirkland's, Inc.*	89,818
13,779	Libbey, Inc.[1]	135,448
937	Lowe's Cos., Inc.[1]	101,899
5,404	MarineMax, Inc.* 1	121,590
3,415	Pinnacle Entertainment, Inc.* 1	116,930
2,117	PulteGroup, Inc.[1]	59,170
1,917	Signet Jewelers Ltd.[1,2]	123,071
4,334	Tailored Brands, Inc.[1]	102,022
2,514	Tupperware Brands Corp.[1]	81,755

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer, Cyclical (Continued)
3,847	World Fuel Services Corp.	$107,831
		2,490,954
	Consumer, Non-cyclical – 17.9%
2,530	Acorda Therapeutics, Inc.*	72,864
3,758	Akorn, Inc.*	58,963
1,375	AmerisourceBergen Corp.[1]	123,709
6,488	Assertio Therapeutics, Inc.*	41,393
2,496	Avis Budget Group, Inc.*	77,651
8,713	Brookdale Senior Living, Inc.*	86,433
1,283	Bunge Ltd.[2]	83,369
9,798	Dean Foods Co.	74,661
5,687	Hertz Global Holdings, Inc.*	100,148
12,314	ImmunoGen, Inc.*	125,480
603	Insperity, Inc.	72,270
4,887	Kelly Services, Inc. - Class A1	123,201
4,809	Keurig Dr Pepper, Inc.[1]	109,645
4,235	Kroger Co.[1]	133,402
4,223	LSC Communications, Inc.	51,647
1,087	Magellan Health, Inc.*	79,895
1,200	ManpowerGroup, Inc.[1]	112,476
2,870	Medicines Co.* 1	113,681
851	Molina Healthcare, Inc.* 1	117,438
21,597	OncoMed Pharmaceuticals, Inc.*	49,673
1,004	Performance Food Group Co.*	33,232
5,116	Quad/Graphics, Inc.[1]	116,491
8,150	Rent-A-Center, Inc.* 1	120,131
10,859	Seres Therapeutics, Inc.* 1	95,342
3,282	Service Corp. International[1]	137,713
1,524	Sysco Corp.[1]	114,026
16,005	T2 Biosystems, Inc.* 1	104,513
4,318	Voyager Therapeutics, Inc.*	93,873
233	WellCare Health Plans, Inc.* 1	70,499
		2,693,819
	Energy – 9.3%
2,607	Apache Corp.[1]	114,265
10,076	Archrock, Inc.[1]	127,461
2,585	Baker Hughes a GE Co.	85,227
7,125	Cenovus Energy, Inc.[2]	66,334
5,041	CNX Resources Corp.*	80,353
1,574	ConocoPhillips[1]	115,579
6,820	Crescent Point Energy Corp.[2]	41,943
12,321	Energy XXI Gulf Coast, Inc.* 1	111,505

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Energy (Continued)
1,583	Green Plains, Inc.	$28,098
3,518	Imperial Oil Ltd.[2]	109,797
4,529	Marathon Oil Corp.	97,419
3,999	QEP Resources, Inc.*	39,870
9,075	SunCoke Energy, Inc.* 1	101,277
8,442	Superior Energy Services, Inc.*	75,978
2,551	TransCanada Corp.[1,2]	108,673
8,596	Transocean Ltd.* 1, 2	104,098
		1,407,877
	Financial – 11.1%
2,519	CBRE Group, Inc. - Class A* 1	122,952
4,055	Chesapeake Lodging Trust - REIT[1]	133,450
1,858	Citigroup, Inc.[1]	132,364
4,486	CoreCivic, Inc. - REIT[1]	116,143
1,008	Evercore, Inc. - Class A	106,999
1,744	Hospitality Properties Trust - REIT	50,559
5,249	Host Hotels & Resorts, Inc. - REIT[1]	113,011
541	Jones Lang LaSalle, Inc.	82,513
8,073	Ladder Capital Corp. - REIT[1]	140,228
3,539	Marcus & Millichap, Inc.* 1	128,855
8,667	Navient Corp.	118,218
14,147	New Senior Investment Group, Inc. - REIT	89,692
6,014	PennyMac Mortgage Investment Trust - REIT[1]	120,160
4,688	Realogy Holdings Corp.[1]	100,276
1,413	Ryman Hospitality Properties, Inc. - REIT[1]	125,376
		1,680,796
	Industrial – 16.0%
2,590	ArcBest Corp.[1]	124,579
4,211	Arconic, Inc.[1]	94,242
5,989	Briggs & Stratton Corp.[1]	120,738
1,211	C.H. Robinson Worldwide, Inc.[1]	116,353
5,542	Covanta Holding Corp.	97,816
381	Crane Co.	34,778
1,708	Donaldson Co., Inc.[1]	86,425
588	FedEx Corp.[1]	143,443
8,287	Flex Ltd.* 1, 2	114,278
2,308	Fluor Corp.[1]	132,502
14,058	Forterra, Inc.* 1	118,931
8,833	General Electric Co.[1]	114,299
2,413	Greenbrier Cos., Inc.[1]	139,954
4,720	Jabil, Inc.[1]	139,523
2,080	Jacobs Engineering Group, Inc.[1]	151,195

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrial (Continued)
1,141	Landstar System, Inc.[1]	$132,128
1,522	Manitowoc Co., Inc.*	35,295
2,495	MYR Group, Inc.* 1	86,751
1,251	SYNNEX Corp.[1]	121,309
3,225	Terex Corp.[1]	124,969
625	Tutor Perini Corp.*	12,719
4,203	USA Truck, Inc.*	92,088
9,115	YRC Worldwide, Inc.*	87,230
		2,421,545
	Technology – 7.9%
794	ANSYS, Inc.* 1	147,668
2,012	Bottomline Technologies DE, Inc.* 1	132,732
11,340	Computer Task Group, Inc.*	66,226
4,275	Convergys Corp.	105,721
7,744	InnerWorkings, Inc.*	60,558
530	Maxim Integrated Products, Inc.[1]	32,049
732	Mellanox Technologies Ltd.* 2	60,902
3,081	Progress Software Corp.[1]	126,105
870	Skyworks Solutions, Inc.	79,431
3,435	Teradyne, Inc.[1]	141,488
5,157	Tower Semiconductor Ltd.* 2	112,422
3,886	Unisys Corp.*	72,280
2,013	Xerox Corp.	56,082
		1,193,664
	Utilities – 3.7%
5,490	Atlantica Yield PLC[1,2]	113,286
2,175	CenterPoint Energy, Inc.	60,443
2,331	CMS Energy Corp.[1]	114,778
921	DTE Energy Co.	102,360
2,639	MDU Resources Group, Inc.	73,602
10,811	Spark Energy, Inc. - Class A	95,137
		559,606
	Total Common Stocks (Cost $13,297,434)	13,599,490
	Rights – 0.0%[3]
1,119	A Schulman, Inc.*	2,238
	Total Rights (Cost $0)	2,238

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 9.2%
$1,388,701	UMB Money Market Fiduciary, 0.25%[4]	$1,388,701
	Total Short-Term Investments (Cost $1,388,701)	1,388,701
	Total Investments – 99.2% (Cost $14,686,135)	14,990,429
	Other Assets in Excess of Liabilities – 0.8%	118,720
	Total Net Assets – 100.0%	$15,109,149

Number of Shares
	Securities Sold Short – 91.6%
	Common Stocks – 91.6%
	Basic Materials – 4.4%
(1,129)	DowDuPont, Inc.	(79,177)
(1,505)	Ingevity Corp.*	(152,020)
(13,947)	Osisko Gold Royalties Ltd.[2]	(110,739)
(10,102)	Platform Specialty Products Corp.*	(133,952)
(4,806)	U.S. Silica Holdings, Inc.	(101,839)
(4,777)	Wheaton Precious Metals Corp.[2]	(82,069)
		(659,796)
	Communications – 11.1%
(1,229)	Acacia Communications, Inc.*	(50,106)
(4,280)	Cars.com, Inc.*	(115,175)
(452)	Charter Communications, Inc. - Class A*	(140,301)
(4,050)	Chegg, Inc.*	(131,139)
(3,886)	eBay, Inc.*	(134,494)
(1,752)	GCI Liberty, Inc.*	(85,988)
(3,715)	GDS Holdings Ltd. - ADR* 2	(141,802)
(600)	IAC/InterActiveCorp*	(118,320)
(1,512)	Liberty Broadband Corp. - Class A*	(122,472)
(1,428)	Liberty Broadband Corp. - Class C*	(115,797)
(985)	LogMeIn, Inc.	(84,661)
(301)	MercadoLibre, Inc.	(103,065)
(3,364)	Stitch Fix, Inc. - Class A*	(136,511)
(2,103)	TripAdvisor, Inc.*	(114,214)
(1,864)	Zillow Group, Inc. - Class A*	(89,658)
		(1,683,703)
	Consumer, Cyclical – 8.5%
(427)	Madison Square Garden Co.*	(128,928)
(8,898)	Noodles & Co.*	(109,445)
(1,766)	PriceSmart, Inc.	(153,377)
(8,287)	Red Lion Hotels Corp.*	(113,118)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Cyclical (Continued)
(2,097)	Shake Shack, Inc.*	$(126,764)
(406)	Tesla, Inc.*	(122,474)
(2,267)	Triton International Ltd./Bermuda[2]	(85,647)
(5,509)	Under Armour, Inc. - Class A*	(112,659)
(355)	Vail Resorts, Inc.	(105,808)
(2,324)	Wingstop, Inc.	(155,592)
(2,021)	Winnebago Industries, Inc.	(74,676)
		(1,288,488)
	Consumer, Non-cyclical – 17.7%
(767)	BeiGene Ltd. - ADR* 2	(136,166)
(1,171)	Calavo Growers, Inc.	(123,950)
(7,309)	Cambium Learning Group, Inc.*	(97,795)
(4,377)	Care.com, Inc.*	(85,045)
(14,600)	CASI Pharmaceuticals, Inc.*	(101,470)
(1,941)	Clovis Oncology, Inc.*	(69,391)
(6,203)	Craft Brew Alliance, Inc.*	(117,547)
(1,792)	Exact Sciences Corp.*	(134,203)
(4,184)	Farmer Brothers Co.*	(121,336)
(1,177)	Heron Therapeutics, Inc.*	(45,373)
(2,337)	IHS Markit Ltd.* 2	(128,535)
(4,956)	Immunomedics, Inc.*	(132,623)
(6,394)	Intrexon Corp.*	(98,340)
(1,637)	Kraft Heinz Co.	(95,388)
(746)	LivaNova PLC* 2	(93,660)
(1,848)	Macquarie Infrastructure Corp.	(86,930)
(1,524)	MGP Ingredients, Inc.	(117,516)
(2,758)	Mylan N.V.* 2	(107,921)
(1,475)	REGENXBIO, Inc.*	(103,914)
(2,226)	Reis, Inc.	(51,309)
(809)	Sarepta Therapeutics, Inc.*	(111,674)
(3,531)	SUPERVALU, Inc.*	(114,016)
(964)	Universal Health Services, Inc. - Class B	(125,474)
(970)	Verisk Analytics, Inc.*	(115,517)
(629)	WEX, Inc.*	(119,648)
(1,747)	XOMA Corp.*	(32,721)
		(2,667,462)
	Energy – 11.7%
(3,014)	Antero Midstream Partners LP	(88,220)
(3,154)	Bonanza Creek Energy, Inc.*	(97,774)
(9,731)	Callon Petroleum Co.*	(109,960)
(1,236)	Cheniere Energy, Inc.*	(82,726)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Energy (Continued)
(1,320)	Cimarex Energy Co.	$(111,514)
(380)	Concho Resources, Inc.*	(52,139)
(933)	Diamondback Energy, Inc.	(112,968)
(2,239)	Dril-Quip, Inc.*	(117,883)
(9,695)	Extraction Oil & Gas, Inc.*	(111,977)
(11,623)	Gulfport Energy Corp.*	(136,686)
(6,969)	NCS Multistage Holdings, Inc.*	(113,386)
(1,573)	ONEOK, Inc.	(103,676)
(6,454)	Patterson-UTI Energy, Inc.	(110,557)
(3,828)	Resolute Energy Corp.*	(126,171)
(12,457)	SRC Energy, Inc.*	(115,975)
(8,686)	Sunrun, Inc.*	(113,960)
(2,699)	Warrior Met Coal, Inc.	(64,911)
		(1,770,483)
	Financial – 14.8%
(4,736)	Acadia Realty Trust - REIT	(135,071)
(2,068)	Agree Realty Corp. - REIT	(118,021)
(2,713)	Air Lease Corp.	(125,368)
(13,566)	Colony Capital, Inc. - REIT	(83,160)
(7,370)	Cousins Properties, Inc. - REIT	(68,909)
(9,743)	Exantas Capital Corp. - REIT	(115,455)
(3,293)	First Defiance Financial Corp.	(105,343)
(9,043)	Five Point Holdings LLC - Class A*	(98,930)
(4,460)	Four Corners Property Trust, Inc. - REIT	(120,152)
(3,165)	Government Properties Income Trust - REIT	(53,520)
(5,198)	Gramercy Property Trust - REIT	(142,165)
(4,634)	Green Bancorp, Inc.	(111,216)
(4,728)	Healthcare Trust of America, Inc. - Class A - REIT	(135,079)
(1,025)	Mid-America Apartment Communities, Inc. - REIT	(106,149)
—	New York REIT, Inc. - REIT	(4)
(5,208)	NMI Holdings, Inc. - Class A*	(112,493)
(2,569)	QTS Realty Trust, Inc. - Class A - REIT	(117,480)
(3,273)	Rayonier, Inc. - REIT	(113,999)
(2,072)	Regency Centers Corp. - REIT	(136,814)
(4,926)	Sabra Health Care REIT, Inc. - REIT	(116,155)
(2,135)	WageWorks, Inc.*	(114,222)
		(2,229,705)
	Industrial – 12.0%
(1,714)	AAON, Inc.	(69,245)
(2,822)	Air Transport Services Group, Inc.*	(57,428)
(1,568)	Alarm.com Holdings, Inc.*	(88,263)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Industrial (Continued)
(1,437)	Axon Enterprise, Inc.*	$(98,090)
(7,211)	CyberOptics Corp.*	(160,805)
(8,510)	Dorian LPG Ltd.* 2	(64,846)
(6,330)	Electro Scientific Industries, Inc.*	(138,943)
(7,199)	Genco Shipping & Trading Ltd.* 2	(98,842)
(1,091)	Genesee & Wyoming, Inc. - Class A*	(95,888)
(3,298)	Golar LNG Ltd.[2]	(84,297)
(17,016)	Golden Ocean Group Ltd.[2]	(157,398)
(619)	John Bean Technologies Corp.	(73,228)
(3,069)	Johnson Controls International PLC[2]	(115,916)
(361)	Martin Marietta Materials, Inc.	(71,738)
(2,528)	Northwest Pipe Co.*	(45,656)
(877)	RBC Bearings, Inc.*	(131,383)
(8,921)	Scorpio Bulkers, Inc.[2]	(60,663)
(8,609)	Star Bulk Carriers Corp.* 2	(108,732)
(4,161)	Triumph Group, Inc.	(86,549)
		(1,807,910)
	Technology – 7.7%
(3,130)	Altair Engineering, Inc. - Class A*	(130,740)
(6,841)	Asure Software, Inc.*	(102,820)
(2,914)	Axcelis Technologies, Inc.*	(58,863)
(13,428)	AXT, Inc.*	(106,081)
(2,332)	Blackline, Inc.*	(123,037)
(8,092)	Cloudera, Inc.*	(121,461)
(1,292)	DXC Technology Co.	(117,688)
(4,358)	NetScout Systems, Inc.*	(108,950)
(15,175)	Ribbon Communications, Inc.*	(105,011)
(6,584)	Veeco Instruments, Inc.*	(79,008)
(4,728)	Yext, Inc.*	(117,538)
		(1,171,197)
	Utilities – 3.7%
(1,120)	American States Water Co.	(67,682)
(1,210)	Atmos Energy Corp.	(111,598)
(1)	Evergy, Inc.	(45)
(2,684)	Middlesex Water Co.	(122,927)
(2,416)	New Jersey Resources Corp.	(110,170)
(622)	SJW Group	(36,020)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Utilities (Continued)
(1,518)	Spire, Inc.	$(113,167)
		(561,609)
	Total Common Stocks (Proceeds $12,810,908)	(13,840,353)
	Total Securities Sold Short (Proceeds $12,810,908)	$(13,840,353)

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Less than 0.1% of net assets.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund

Schedule of Investments

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.6%
	Basic Materials – 3.6%
35,881	CSW Industrials, Inc.*	$2,009,336
28,578	Ingevity Corp.*	2,886,664
32,143	Schweitzer-Mauduit International, Inc.	1,307,898
		6,203,898
	Communications – 5.2%
46,529	ChannelAdvisor Corp.*	607,204
30,940	Comtech Telecommunications Corp.	1,109,199
73,656	eGain Corp.*	1,053,281
409,929	Limelight Networks, Inc.*	2,078,340
77,865	TechTarget, Inc.*	1,867,981
76,289	XO Group, Inc.*	2,293,247
		9,009,252
	Consumer, Cyclical – 6.7%
12,562	Anixter International, Inc.*	905,720
35,231	Columbia Sportswear Co.	3,195,452
75,105	Commercial Vehicle Group, Inc.*	733,025
34,683	Douglas Dynamics, Inc.	1,588,482
12,794	SkyWest, Inc.	835,448
123,078	Taylor Morrison Home Corp. - Class A*	2,395,098
25,173	Triton International Ltd./Bermuda[1]	951,036
6,117	UniFirst Corp.	1,132,868
		11,737,129
	Consumer, Non-cyclical – 18.8%
33,362	Avanos Medical, Inc.*	2,405,400
9,895	CRA International, Inc.	565,598
43,643	CryoLife, Inc.*	1,514,412
60,740	Heidrick & Struggles International, Inc.	2,684,708
80,262	Horizon Pharma Plc* 1	1,696,739
8,632	ICU Medical, Inc.*	2,641,392
29,166	Insperity, Inc.	3,495,545
26,294	Inter Parfums, Inc.	1,716,998
101,820	K12, Inc.*	1,686,139
24,278	LHC Group, Inc.*	2,401,823
32,324	McGrath RentCorp	1,874,792
83,114	SP Plus Corp.*	3,233,135
101,243	Turning Point Brands, Inc.	3,407,839
15,565	Ultragenyx Pharmaceutical, Inc.*	1,318,822
69,600	Vanda Pharmaceuticals, Inc.*	1,345,020
20,625	Vectrus, Inc.*	676,913
		32,665,275

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Energy – 1.9%
34,845	Archrock, Inc.	$440,789
16,175	Bonanza Creek Energy, Inc.*	501,425
109,605	Helix Energy Solutions Group, Inc.*	1,025,903
64,946	SunCoke Energy, Inc.*	724,798
58,724	TerraForm Power, Inc. - Class A	656,534
		3,349,449
	Financial – 23.4%
79,089	Ares Commercial Real Estate Corp. - REIT	1,156,281
40,155	Atlantic Capital Bancshares, Inc.*	732,829
46,160	BancFirst Corp.	2,945,008
66,915	Bank of NT Butterfield & Son Ltd.[1]	3,535,789
40,380	BankFinancial Corp.	644,061
44,975	Blue Hills Bancorp, Inc.	1,034,425
35,630	Bryn Mawr Bank Corp.	1,738,744
26,805	Cadence BanCorp	757,241
42,996	EMC Insurance Group, Inc.	1,104,137
64,418	Essent Group Ltd.* 1	2,793,165
284,320	First BanCorp/Puerto Rico* 1	2,487,800
6,000	First Business Financial Services, Inc.	132,960
58,400	First Defiance Financial Corp.	1,868,216
26,287	Flagstar Bancorp, Inc.*	868,785
23,284	Guaranty Bancshares, Inc.	732,282
75,488	Heritage Commerce Corp.	1,195,730
44,696	Home Bancorp, Inc.	2,044,842
199,830	Ladder Capital Corp. - REIT	3,471,047
27,569	Marlin Business Services Corp.	788,473
188,244	MGIC Investment Corp.*	2,394,464
18,341	Peoples Bancorp, Inc.	657,708
170,587	Radian Group, Inc.	3,468,034
13,189	Republic Bancorp, Inc. - Class A	641,117
20,681	RMR Group, Inc. - Class A	1,953,320
27,533	SmartFinancial, Inc.*	676,761
3,472	Southern National Bancorp of Virginia, Inc.	60,934
41,138	Urstadt Biddle Properties, Inc. - REIT	935,890
		40,820,043
	Industrial – 25.6%
18,494	Allied Motion Technologies, Inc.	903,247
161,128	AVX Corp.	3,407,857
50,014	Columbus McKinnon Corp.	2,127,095
61,058	Comfort Systems USA, Inc.	3,504,729
22,256	Continental Building Products, Inc.*	830,149
38,021	Covenant Transportation Group, Inc. - Class A*	1,135,687

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrial (Continued)
36,695	EMCOR Group, Inc.	$2,939,269
95,795	Federal Signal Corp.	2,493,544
63,848	Gorman-Rupp Co.	2,340,668
87,828	Harsco Corp.*	2,481,141
26,533	Kadant, Inc.	2,681,160
7,287	Lawson Products, Inc.*	245,572
34,086	Moog, Inc. - Class A	2,689,726
32,395	MSA Safety, Inc.	3,274,811
90,687	Myers Industries, Inc.	2,017,786
60,805	NCI Building Systems, Inc.*	1,027,605
21,401	PGT Innovations, Inc.*	520,044
30,809	Raven Industries, Inc.	1,491,156
48,353	Stoneridge, Inc.*	1,447,205
17,005	TopBuild Corp.*	1,059,071
20,843	Trinseo S.A.[1]	1,608,037
3,900	Twin Disc, Inc.*	99,645
80,045	Universal Logistics Holdings, Inc.	2,929,647
31,405	Vishay Precision Group, Inc.*	1,359,837
		44,614,688
	Technology – 10.2%
14,157	Appfolio, Inc. - Class A*	1,209,008
7,797	Aspen Technology, Inc.*	899,462
26,436	Cabot Microelectronics Corp.	2,980,130
14,899	CACI International, Inc. - Class A*	2,905,305
59,867	CTS Corp.	2,212,086
36,983	Insight Enterprises, Inc.*	2,039,242
69,477	Lattice Semiconductor Corp.*	569,017
10,676	ManTech International Corp. - Class A	708,032
72,633	Ribbon Communications, Inc.*	502,620
4,892	Silicon Laboratories, Inc.*	479,416
6,462	SPS Commerce, Inc.*	635,021
16,000	Upland Software, Inc.*	595,520
42,874	Verint Systems, Inc.*	2,081,533
		17,816,392
	Utilities – 3.2%
141,947	Ameresco, Inc. - Class A*	2,036,939
89,873	NRG Yield, Inc. - Class C	1,783,979
46,240	PNM Resources, Inc.	1,801,048
		5,621,966
	Total Common Stocks (Cost $147,883,865)	171,838,092

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 1.1%
$1,953,763	UMB Money Market Fiduciary, 0.25%[2]	$1,953,763
	Total Short-Term Investments (Cost $1,953,763)	1,953,763
	Total Investments – 99.7% (Cost $149,837,628)	173,791,855
	Other Assets in Excess of Liabilities – 0.3%	566,991
	Total Net Assets – 100.0%	$174,358,846

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Dividend Fund

Schedule of Investments

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.5%
	Basic Materials – 3.7%
4,489	Air Products & Chemicals, Inc.	$746,476
7,210	International Paper Co.	368,719
5,986	LyondellBasell Industries N.V. - Class A1	675,101
		1,790,296
	Communications – 8.0%
28,025	AT&T, Inc.	895,119
28,750	Cisco Systems, Inc.	1,373,387
13,060	Thomson Reuters Corp.[1]	581,562
18,774	Verizon Communications, Inc.	1,020,742
		3,870,810
	Consumer, Cyclical – 8.8%
56,323	Ford Motor Co.	533,942
7,210	Home Depot, Inc.	1,447,552
8,570	KAR Auction Services, Inc.	537,253
12,108	Macy's, Inc.	442,547
13,468	Walmart, Inc.	1,291,043
		4,252,337
	Consumer, Non-cyclical – 23.9%
7,460	AbbVie, Inc.	716,011
10,883	Altria Group, Inc.	636,873
2,993	Amgen, Inc.	598,031
8,979	Bristol-Myers Squibb Co.	543,678
16,053	Coca-Cola Co.	715,482
4,217	Eli Lilly & Co.	445,526
9,251	Gilead Sciences, Inc.	700,578
9,795	Johnson & Johnson	1,319,289
8,570	Medtronic PLC[1]	826,234
20,270	Merck & Co., Inc.	1,390,319
13,876	Mondelez International, Inc. - Class A	592,783
33,875	Pfizer, Inc.	1,406,490
8,843	Philip Morris International, Inc.	688,781
12,244	Procter & Gamble Co.	1,015,640
		11,595,715
	Energy – 7.9%
6,666	Chevron Corp.	789,654
16,053	Exxon Mobil Corp.	1,286,969
6,666	Occidental Petroleum Corp.	532,414
6,258	Phillips 66	741,636
7,346	Schlumberger Ltd.[1]	463,973
		3,814,646

Zacks Dividend Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financial – 31.4%
16,869	Aflac, Inc.	$780,022
6,530	Ameriprise Financial, Inc.	926,999
10,067	Arthur J. Gallagher & Co.	726,233
12,788	BB&T Corp.	660,628
1,768	BlackRock, Inc.	846,978
8,298	Crown Castle International Corp. - REIT	946,221
9,387	HCP, Inc. - REIT	253,731
29,806	Huntington Bancshares, Inc.	483,155
14,148	Invesco Ltd.[1]	340,967
12,577	JPMorgan Chase & Co.	1,441,073
12,108	Liberty Property Trust - REIT	529,725
10,339	Marsh & McLennan Cos., Inc.	874,990
18,230	MetLife, Inc.	836,575
4,081	PNC Financial Services Group, Inc.	585,787
15,917	Prologis, Inc. - REIT	1,069,304
8,162	Prudential Financial, Inc.	801,916
21,495	U.S. Bancorp	1,163,094
11,294	Ventas, Inc. - REIT	676,172
21,631	Wells Fargo & Co.	1,264,981
		15,208,551
	Industrial – 2.0%
5,849	Emerson Electric Co.	448,794
1,632	Lockheed Martin Corp.	522,909
		971,703
	Technology – 9.0%
39,725	HP, Inc.	979,221
20,134	Intel Corp.	975,089
2,312	International Business Machines Corp.	338,662
12,788	Microsoft Corp.	1,436,476
9,387	QUALCOMM, Inc.	644,981
		4,374,429
	Utilities – 3.8%
8,434	American Electric Power Co., Inc.	604,971
14,838	CMS Energy Corp.	730,623
14,012	OGE Energy Corp.	516,062
		1,851,656
	Total Common Stocks (Cost $40,821,180)	47,730,143

Zacks Dividend Fund

Schedule of Investments – Continued

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 1.1%
$517,650	UMB Money Market Fiduciary, 0.25%[2]	$517,650
	Total Short-Term Investments (Cost $517,650)	517,650
	Total Investments – 99.6% (Cost $41,338,830)	48,247,793
	Other Assets in Excess of Liabilities – 0.4%	169,880
	Total Net Assets – 100.0%	$48,417,673

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2018 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor class shares on April 16, 2018. The investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At August 31, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$29,728,144	$1,893,454	$150,214,655	$41,342,078

Gross unrealized appreciation	$11,286,296	$2,193,723	$25,393,079	$8,122,297
Gross unrealized depreciation	(275,416)	(2,937,101)	(1,815,879)	(1,216,582)
Net unrealized appreciation (depreciation) on investments	$11,010,880	$(743,378)	$23,577,200	$6,905,715

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2018, in valuing the Funds' assets carried at fair value:

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$39,587,118	$-	$-	$39,587,118
Short-Term Investments	1,151,906	-	-	1,151,906
Total Investments	$40,739,024	$-	$-	$40,739,024

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$13,599,490	$-	$-	$13,599,490
Rights	-	2,238	-	2,238
Short-Term Investments	1,388,701	-	-	1,388,701
Total Assets	$14,988,191	$2,238	$-	$14,990,429

Liabilities
Securities Sold Short
Common Stocks[1]	$13,840,353	$-	$-	$13,840,353
Total Liabilities	$13,840,353	$-	$-	$13,840,353

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$171,838,092	$-	$-	$171,838,092
Short-Term Investments	1,953,763	-	-	1,953,763
Total Investments	$173,791,855	$-	$-	$173,791,855

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$47,730,143	$-	$-	$47,730,143
Short-Term Investments	517,650	-	-	517,650
Total Investments	$48,247,793	$-	$-	$48,247,793

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/18